Taxes - Schedule of Income (Loss) Before Income Taxes (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income (loss) before income taxes	$ 534,567	$ 4,191,003	$ 7,599,678	$ 6,742,758
BVI [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income (loss) before income taxes	(312,118)	(2,447,003)	(1,116,980)	(398,192)
Hong Kong [Member]
Schedule of Income (Loss) Before Income Taxes [Line Items]
Total income (loss) before income taxes	$ 846,685	$ 6,638,006	$ 8,716,658	$ 7,140,950